CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [abstract]
Schedule of lease liabilities recognized upon application of IFRS 16/HKFRS 16
At January 1, 2019

Operating lease commitments disclosed as at December 31, 2018	16,372
Lease liabilities discounted at relevant incremental borrowing rates	13,226
Add: Lease liabilities resulting from lease modifications of existing leases	2,359
Less: Recognition exemption – short-term leases	(768)
Exclusion of non-lease components	(6,444)
Lease liabilities relating to operating leases recognized upon application of IFRS16/HKFRS 16	8,373
Add: Obligations under finance leases recognized as at December 31, 2018	766
Lease liabilities as at January 1, 2019	9,139

Analyzed as: Current	3,614
Non-current	5,525
Total lease liabilities	9,139

Schedule of carrying amount of right-of-use assets
At January 1, 2019

By class:
Floating production, storage and offloading ("FPSO") vessels	7,334
Pipeline	755
Buildings and structures	739
Leasehold lands	666
Equipment	274
Total right-of-use assets	9,768

Schedule of adjustments to the amounts recognized in the consolidated statement of financial position
		Carrying amounts at December 31, 2018 (restated)	Adjustments	Carrying amounts under IFRS 16/HKFRS 16 at January 1, 2019

Non-current Assets
Property, plant and equipment	*	413,383	(755)	412,628
Right-of-use assets	*/**	-	9,768	9,768
Other non-current assets	**	9,542	(666)	8,876
Current Liabilities
Lease liabilities	*	-	(3,614)	(3,614)
Other payables and accrued liabilities	*/***	(14,084)	128	(13,956)
Non-current liabilities
Lease liabilities	*	-	(5,525)	(5,525)
Other non-current liabilities	*	(1,451)	664	(787)

*

In relation to assets previously under finance leases, the Group recategorized the carrying amounts of the relevant assets which were still under lease as at January 1, 2019 amounting to RMB755 million as right-of-use assets.

**	Payments for leasehold lands included in other non-current assets were recategorized as right-of-use assets.

***	The amount includes balances with related parties.